STOCKHOLERS' EQUITY (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options And Fair Value Adjustments [Line Items]
Shares	600,000
Gross proceeds	$ 600,000		$ 825,000	$ 475,000
Offering costs	0
Net proceeds	600,000
Relative fair value allocated to Warrants	449,624	0
Amount allocated to common stock paid-in capital	$ 150,376